Significant Basis of Preparation and Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting policies [Abstract]
K-IFRS 1109 estimated impact of adopting K-IFRS 1109

The estimated impact on the classification and measurement of Group’s financial assets (except derivatives) as of year-end is presented as follows. The following information is constructed from the accounting system for financial instruments built for the purpose of adopting IFRS 9.

(Unit : Korean Won in millions)

Classification per IAS 39	Classification per IFRS 9	Carrying Amount per IAS 39	Carrying Amount per IFRS 9
Loans and receivables (Deposits)	Amortized cost	8,870,835	8,870,835
Financial assets at FVTPL (Deposits)	FVTPL	25,972	25,972
Financial assets at FVTPL (Debt securities)	FVTPL	2,654,027	2,654,027
AFS financial assets (Debt securities)	FVTPL	46,855	46,855
AFS financial assets (Debt securities)	FVTOCI	12,874,209	12,874,209
AFS financial assets (Debt securities)	Amortized cost	308,181	322,300
Held-to-maturity financial assets (Debt securities)	Amortized cost	16,749,296	16,749,296
Financial assets at FVTPL (Equity securities)	FVTPL	47,304	47,304
AFS financial assets (Equity securities)	FVTPL	1,273,498	1,274,716
AFS financial assets (Equity securities)	FVTOCI	850,207	850,207
Loans and receivables (Loans)	FVTPL	279,032	280,001
Loans and receivables (Loans)	Amortized cost	253,014,491	253,014,491
Loans and receivables (Other financial assets)	Amortized cost	6,772,088	6,772,088

Total financial assets except derivatives		303,765,995	303,782,301

K-IFRS 1109 Expected Impact on the allowance for credit losses of adopting K-IFRS 1109

The expected impact on the allowance for credit losses as of year-end using the Group’s system for allowances is as follows.

(Unit : Korean Won in millions)

	Allowance for credit losses per IAS 39 (A)	Allowance for credit losses per IFRS 9 (B)	Increases(B-A)
Deposits	2,458	3,092	634
Debt securities	—	9,331	9,331
AFS debt securities	—	4,253	4,253
Held-to-maturity debt securities	—	5,078	5,078
Loan receivables and other financial assets	1,827,785	2,075,752	247,967
Guarantees	183,247	192,376	9,129
Loan commitments	66,115	104,887	38,772

Total	2,079,605	2,385,438	305,833

Estimated economic useful lives for premises and equipment except for land

While land is not depreciated, for all other premises and equipment, depreciation is charged to net income on a straight-line basis on the estimated economic useful lives as follows:

Useful life
Buildings used for business purpose	35 to 57 years
Structures in leased office	4 to 5 years
Properties for business purpose	4 to 5 years
Leased assets	Useful lives of the same kind or similar other premises and equipment

Estimated useful life for intangible assets

Intangible assets are stated at the manufacturing cost or acquisition cost plus additional incidental expenses less accumulated amortization and accumulated impairment losses. The Group’s intangible assets are amortized on a straight-line basis on the estimated economic useful lives as follows. The estimated useful life and amortization method are reviewed at the end of each reporting period. If expectations differ from previous estimates, the changes are accounted for as a change in an accounting estimate.

Useful life
Patents	10 years
Development costs	5 years
Software and others	4 to 5 years